Restricted cash	12 Months Ended
Dec. 31, 2023
Restricted cash
Restricted cash
4.	Restricted cash
To meet the requirements of specific business operatio
n
s
,
 the Group held restricted cash
 primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee
.